Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.14750%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,951,635.66

Principal:
Principal Collections	$25,183,023.20
Prepayments in Full	$12,414,575.35
Liquidation Proceeds	$464,465.24
Recoveries	$116,914.12
Sub Total	$38,178,977.91
Collections	$40,130,613.57

Purchase Amounts:
Purchase Amounts Related to Principal	$154,396.10
Purchase Amounts Related to Interest	$791.30
Sub Total	$155,187.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,285,800.97

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,285,800.97
Servicing Fee	$707,018.39	$707,018.39	$0.00	$0.00	$39,578,782.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,578,782.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$39,578,782.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$39,578,782.58
Interest - Class A-3 Notes	$801,099.55	$801,099.55	$0.00	$0.00	$38,777,683.03
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$38,458,399.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,458,399.03
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$38,349,966.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,349,966.11
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$38,273,070.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,273,070.28
Regular Principal Payment	$35,235,915.42	$35,235,915.42	$0.00	$0.00	$3,037,154.86
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,037,154.86
Residual Released to Depositor	$0.00	$3,037,154.86	$0.00	$0.00	$0.00
Total		$40,285,800.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,235,915.42
Total					$35,235,915.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$35,235,915.42	$63.23	$801,099.55	$1.44	$36,037,014.97	$64.67
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$35,235,915.42	$19.09	$1,305,712.30	$0.71	$36,541,627.72	$19.80

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$478,268,385.85	0.8581884	$443,032,470.43	0.7949623
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$747,928,385.85	0.4052363	$712,692,470.43	0.3861450

Pool Information
Weighted Average APR	2.767%	2.766%
Weighted Average Remaining Term	37.81	36.97
Number of Receivables Outstanding	48,621	47,516
Pool Balance	$848,422,062.47	$809,496,821.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$787,581,285.60	$751,761,491.56
Pool Factor	0.4247753	0.4052868

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$57,735,330.03
Targeted Overcollateralization Amount	$96,804,351.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,804,351.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		116	$708,780.99
(Recoveries)		100	$116,914.12
Net Loss for Current Collection Period			$591,866.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8371%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3204%
Second Prior Collection Period			0.4273%
Prior Collection Period			0.5228%
Current Collection Period			0.8568%
Four Month Average (Current and Prior Three Collection Periods)			0.5318%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3025	$11,070,599.52
(Cumulative Recoveries)			$1,400,420.22
Cumulative Net Loss for All Collection Periods			$9,670,179.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4842%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,659.70
Average Net Loss for Receivables that have experienced a Realized Loss			$3,196.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	474	$10,028,842.03
61-90 Days Delinquent	0.14%	46	$1,142,030.27
91-120 Days Delinquent	0.03%	9	$214,343.62
Over 120 Days Delinquent	0.07%	28	$592,223.33
Total Delinquent Receivables	1.48%	557	$11,977,439.25

Repossession Inventory:
Repossessed in the Current Collection Period		43	$966,571.25
Total Repossessed Inventory		66	$1,502,535.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1667%
Prior Collection Period			0.1851%
Current Collection Period			0.1747%
Three Month Average			0.1755%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2407%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer